Balance Sheets (USD $) In Thousands, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
Current assets:
Cash and cash equivalents	$ 7,245	$ 41,293	$ 1,767	$ 12,153
Income taxes receivable				20
Inventories	84,399	38,790	57,573	26,754
Prepaid income taxes	9,951
Deferred income taxes		4,863	3,031	2,899
Prepaid expenses and other current assets	12,250	7,303	7,928	4,116
Total current assets	113,845	92,249	70,299	45,942
Property and equipment, net	54,086	42,040	40,192	29,743
Deferred income taxes			164	714
Other assets	1,083	238	222	183
Total assets	169,014	134,527	110,877	76,582
Current liabilities:
Line of credit
Accounts payable	40,250	23,588	27,774	10,023
Income taxes payable		9,139	1,732	141
Accrued salaries and wages	1,693	9,254	1,536	2,043
Other accrued expenses	11,472	7,961	10,737	6,008
Deferred income taxes	1,710
Total current liabilities	55,125	49,942	41,779	18,215
Notes payable	34,500	250	250	250
Deferred rent	27,773	20,933	20,777	15,059
Deferred income taxes	2,216	1,306
Total liabilities	119,614	72,431	62,806	33,524
Commitments and contingencies (note 4)
Preferred stock, value		191,855	191,855	191,855
Shareholders' equity (deficit):
Common stock, value	540	162	161	161
Additional paid-in capital	268,499	3,691	2,094	732
Accumulated deficit	(219,639)	(133,612)	(146,039)	(149,690)
Total shareholders' equity (deficit)	49,400	(129,759)	(143,784)	(148,797)
Liabilities and Equity, Total	$ 169,014	$ 134,527	$ 110,877	$ 76,582